Research and Development, Net	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT, NET

NOTE 9 - RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2021	2020	2019
Payroll and related expenses	$5,586	$5,065	$4,953
Share-based payment	608	1,119	690
R&D consumables	318	390	635
Rent and office maintenance	390	359	377
Depreciation	132	123	166
Subcontracted work and consulting	64	82	194
Travel and other expenses	110	67	141
	7,208	7,205	7,156